Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets, Valuation Allowance	$ 1,145,662	$ 1,250,752
Income tax rate	25.00%	25.00%	25.00%
EPakia Canada [Member]
Income tax rate	28.00%
USCNHK Holdings [Member]
Income tax rate	23.00%
Enterprise Income Tax law [Member]
Income tax rate	25.00%